INCOME TAX (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Federal income tax benefit attributable to:
Current Operations	$ 25,633	$ 13,739	$ 40,823	$ 20,268	$ (40,546)	$ (280,841)
Less: valuation allowance	(25,633)	(13,739)	(40,823)	(20,268)	40,546	280,841
Net provisions for Federal income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0